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R SHARES | U.S. Targeted Value Portfolio
U.S. Targeted Value Portfolio
Investment Objective
The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - R SHARES - U.S. Targeted Value Portfolio - USD ($)	Shareholder Fees (fees paid directly from your investment)
Class R1	none
Class R2	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - R SHARES - U.S. Targeted Value Portfolio		Class R1	Class R2
Management Fee	[1]	0.33%	0.33%
Shareholder Services Fees	[1],[2]	0.10%	0.25%
Other Expenses	[1]	0.03%	0.03%
Total Other Expenses	[1]	0.13%	0.28%
Total Annual Fund Operating Expenses	[1]	0.46%	0.61%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.35% to 0.33% effective February 28, 2020.
[2]	An amount up to 0.10% of the average net assets of the Portfolio’s Class R1 shares and an amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R1 shares and Class R2 shares (“Shareholder Services Agent”).

EXAMPLE
This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - R SHARES - U.S. Targeted Value Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R1	47	148	258	579
Class R2	62	195	340	762

Expense Example, No Redemption - R SHARES - U.S. Targeted Value Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R1	47	148	258	579
Class R2	62	195	340	762

PORTFOLIO TURNOVER
The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio’s performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio’s portfolio turnover rate was 16% of the average value of its investment portfolio.
Principal Investment Strategies
The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable securities of U.S. small and mid cap companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the U.S. Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow and price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing value, profitability, or investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December 31, 2019, companies smaller than the 500th largest U.S. company fall in the lowest 15% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2019, the market capitalization of a company smaller than the 500th largest U.S. company would be below $9,619 million. This threshold will change due to market conditions.

The U.S. Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The U.S. Targeted Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar charts show the changes in the performance of U.S. Targeted Value Portfolio’s Class R1 shares and Class R2 shares from year to year. The table illustrates how annualized one year, five year and ten year returns of the Class R1 shares and Class R2 shares compare with those of a broad measure of market performance. The past performance of the U.S. Targeted Value Portfolio is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.
U.S. Targeted Value Portfolio Class R1 Shares—Total Returns

January 2010-December  2019
Highest Quarter	Lowest Quarter
17.54% (10/10–12/10)	-23.98% (7/11–9/11)

Annualized Returns (%) Periods ending December 31, 2019
Average Annual Total Returns - R SHARES - U.S. Targeted Value Portfolio - Class R1 shares	1 Year	5 Years	10 Years
Before Taxes	21.36%	5.93%	10.93%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	22.39%	6.99%	10.56%

U.S. Targeted Value Portfolio Class R2 Shares—Total Returns

January 2010-December  2019
Highest Quarter	Lowest Quarter
17.39% (10/10–12/10)	-24.03% (7/11–9/11)

Annualized Returns (%) Periods ending December 31, 2019
Average Annual Total Returns - R SHARES - U.S. Targeted Value Portfolio - Class R2 shares	1 Year	5 Years	10 Years
Before Taxes	21.18%	5.77%	10.74%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	22.39%	6.99%	10.56%